Parent Company Only Condensed Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2012 Class A Ordinary Shares Parent Company USD ($)	Dec. 31, 2012 Class A Ordinary Shares Parent Company CNY	Dec. 31, 2011 Class A Ordinary Shares Parent Company CNY	Dec. 31, 2012 Class B Ordinary Shares Parent Company USD ($)	Dec. 31, 2012 Class B Ordinary Shares Parent Company CNY	Dec. 31, 2011 Class B Ordinary Shares Parent Company CNY
Current assets
Cash				$ 2,263	14,097	34,224
Restricted cash	30,781	191,766	4,578	30,497	190,000
Short-term investment	35,746	222,701	894,540	19,695	122,701	894,540
Prepaid expenses and other current assets	15,370	95,756	47,575	2,979	18,562	16,739
Amount due from subsidiaries	157,340	980,246	497,851	157,340	980,246	497,851
Total current assets	202,752	1,263,157	1,551,221	212,774	1,325,606	1,443,354
Non-current assets
Restricted cash	35,574	221,628		16,051	100,000
Investments	9,245	57,599	8,200	80,288	500,204	212,110
Total non-current assets	275,079	1,713,762	851,731	96,339	600,204	212,110
Total assets	477,831	2,976,919	2,402,952	309,113	1,925,810	1,655,464
Current liabilities:
Accrued expenses and other payables	26,890	167,498	124,326	406	2,531	2,796
Amount due to a subsidiary			114			114
Amount due to related parties	16,860	105,037	96,618	2,709	16,875
Total current liabilities	130,042	810,147	462,537	3,115	19,406	2,910
Non-current liabilities
Amount due to related parties				5,715	35,601
Total non-current liabilities	44,536	277,467	270,691	5,715	35,601
Total liabilities	174,578	1,087,614	733,228	8,830	55,007	2,910
Shareholders' equity:
Ordinary shares							3	19	13	1	4	10
Additional paid-in capital	528,861	3,294,855	3,277,658	515,709	3,212,927	3,172,372
Accumulated other comprehensive loss	(9,208)	(57,367)	(54,779)	(9,828)	(61,232)	(57,290)
Accumulated deficit	(220,204)	(1,371,877)	(1,418,167)	(198,746)	(1,238,209)	(1,294,533)
Treasury stock	(3,323)	(20,702)	(168,018)	(6,856)	(42,706)	(168,018)
Total shareholders' equity	300,283	1,870,803	1,652,554	300,283	1,870,803	1,652,554
Total liabilities and shareholders' equity	$ 477,831	2,976,919	2,402,952	$ 309,113	1,925,810	1,655,464